PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Depreciation and amortization expenses	$ 191	$ 400	$ 668
Loss on disposed of property and equipment
Carrying amount of property, plant and equipment